Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Contractual Obligation [Line Items]
2020	$ 50,150
2021	11,237
2022	10,491
2023	0
2024	0
Thereafter	0
Total	71,878
Bandwidth Purchase [Member]
Contractual Obligation [Line Items]
2020	33,177
2021	306
2022	0
2023	0
2024	0
Thereafter	0
Total	33,483
Operating Lease Obligations [Member]
Contractual Obligation [Line Items]
2020	10,518	[1]
2021	10,491	[1]
2022	10,491	[1]
2023	0	[1]
2024	0	[1]
Thereafter	0	[1]
Total	31,500	[1]
Goods Purchase [Member]
Contractual Obligation [Line Items]
2020	5,633
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Total	5,633
Others [Member]
Contractual Obligation [Line Items]
2020	822
2021	440
2022	0
2023	0
2024	0
Thereafter	0
Total	$ 1,262

[1]	The operating lease obligations consist of lease obligations that commenced on January 1, 2020.